UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05071

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicolas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant's Telephone Number — (360) 734-9900

Date of fiscal year end: November 30, 2017
Date of reporting period: February 28, 2017

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Saturna Investment Trust, Sextant Short-Term Bond Fund

Corporate Bonds — 86.2%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Consumer Discretionary

American Honda	1.50% due 09/11/2017	$250,000	$250,345	2.4%
Cintas No. 2	6.125% due 12/01/2017	270,000	278,841	2.6%
Ford Motor Credit	3.157% due 8/4/2020	250,000	254,651	2.4%
International Game Technology	7.50% due 06/15/2019	250,000	275,625	2.6%
Snap-On	6.70% due 03/01/2019	350,000	383,136	3.6%
Toyota Motor Credit	1.25% due 10/05/2017	226,000	226,184	2.1%

		1,596,000	1,668,782	15.7%

Energy

Enbridge	5.60% due 04/01/2017	200,000	200,676	1.9%
Statoil	5.25% due 04/15/2019	274,000	293,313	2.8%

		474,000	493,989	4.7%

Financials

Berkshire Hathaway Finance	2.00% due 08/15/2018	300,000	303,299	2.9%
BNP Paribas	2.375% due 09/14/2017	250,000	251,395	2.4%
Broadridge Financial	6.125% due 06/01/2017	275,000	277,911	2.6%
Camden Property Trust	4.625% due 6/15/2021	275,000	293,898	2.8%
General Electric Capital	5.625% due 09/15/2017	250,000	256,066	2.4%
Jefferies Group	8.50% due 07/15/2019	265,000	301,351	2.8%
Murray Street Trust 1 – Goldman Sachs	4.647% due 03/09/2017	300,000	300,228	2.8%

		1,915,000	1,984,148	18.7%

Health Care

Abbott Laboratories	4.125% due 05/27/2020	375,000	395,834	3.7%
AbbVie	2.50% due 05/14/2020	250,000	251,467	2.4%
Astrazeneca	2.375% due 11/16/2020	155,000	155,297	1.5%
Gilead Sciences	2.55% due 09/01/2020	400,000	404,084	3.8%
Teva Pharmaceutical	3.65% due 11/10/2021	350,000	354,022	3.3%

		1,530,000	1,560,704	14.7%

Industrials

ABB Finance	1.625% due 05/08/2017	250,000	250,176	2.4%
Burlington Northern Santa Fe	5.65% due 05/01/2017	200,000	201,464	1.9%
Emerson Electric	4.875% due 10/15/19	310,000	334,444	3.1%
Union Pacific	7.875% due 01/15/2019	127,000	140,542	1.3%

		887,000	926,626	8.7%

Materials

Air Products & Chemicals	1.20% due 10/15/2017	250,000	249,940	2.3%
BHP Billiton Fin USA Ltd	6.50% due 4/01/2019	315,000	347,756	3.3%
Potash	3.25% due 12/01/2017	250,000	253,037	2.4%
Sherwin Williams	1.35% due 12/15/2017	250,000	249,632	2.3%

		1,065,000	1,100,365	10.3%

Technology

Adobe Systems Inc	4.75% due 02/01/2020	379,000	409,162	3.8%
Oracle	5.75% due 04/15/2018	250,000	262,277	2.5%
Xilinx	2.125% due 03/15/2019	200,000	200,481	1.9%

		829,000	871,920	8.2%

Utilities

Georgia Power	5.70% due 06/01/2017	250,000	252,774	2.4%
LaClede Gas	2.00% due 08/15/2018	300,000	300,044	2.8%

		550,000	552,818	5.2%

Total Corporate Bonds		8,846,000	9,159,352	86.2%

Government Bonds — 11.7%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

United States Treasury Notes

United States Treasury Note	2.50% due 06/30/2017	143,000	143,916	1.3%
United States Treasury Note	2.75% due 12/31/2017	142,000	144,208	1.4%
United States Treasury Note	2.625% due 01/31/2018	141,000	143,181	1.3%
United States Treasury Note	2.25% due 07/31/2018	300,000	305,027	2.9%
United States Treasury Note	2.75% due 02/15/2019	200,000	205,883	1.9%
United States Treasury Note	2.00% due 09/30/2020	300,000	303,773	2.9%

		1,226,000	1,245,988	11.7%

Total investments	(Cost = $10,422,883)	$10,072,000	10,405,340	97.9%
Other assets (net of liabilities)			218,110	2.1%
Total net assets			$10,623,450	100.0%

Saturna Investment Trust, Sextant Bond Income Fund

Corporate Bonds — 61.1%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Consumer Discretionary

VF	6.00% due 10/15/2033	$200,000	$240,232	2.6%

		200,000	240,232	2.6%

Consumer Staples

Unilever Capital	5.90% due 11/15/2032	200,000	257,881	2.8%

		200,000	257,881	2.8%

Energy

Baker Hughes	6.875% due 01/15/2029	100,000	123,330	1.3%
Canadian Natural Resources	6.45% due 06/30/2033	225,000	260,036	2.8%
ConocoPhillips	6.00% due 01/15/2020	150,000	165,882	1.8%
Statoil ASA (Norsk Hydro Yankee)	7.15% due 01/15/2029	224,000	300,198	3.3%

		699,000	849,446	9.2%

Financials

Affiliated Managers Group	3.50% due 08/01/2025	250,000	244,356	2.7%
Cincinnati Financial	6.92% due 05/15/2028	250,000	316,681	3.4%
UBS AG Stamford CT	7.75% due 09/01/2026	200,000	251,447	2.7%

		700,000	812,484	8.8%

Health Care

Becton Dickinson	6.70% due 08/01/2028	240,000	302,564	3.3%
Johnson and Johnson	4.95% due 05/15/2033	226,000	265,136	2.9%
Merck & Co. (Schering)	6.50% due 12/01/2033	215,000	280,880	3.0%
Pharmacia	6.50% due 12/01/2018	100,000	108,401	1.2%
Teva Pharmaceutical	3.65% due 11/10/2021	250,000	252,873	2.7%

		1,031,000	1,209,854	13.1%

Industrials

Boeing	6.125% due 02/15/2033	215,000	277,271	3.0%
Deere & Co.	8.10% due 05/15/2030	95,000	138,201	1.5%

		310,000	415,472	4.5%

Materials

Air Products & Chemicals	8.75% due 04/15/2021	50,000	60,030	0.7%

		50,000	60,030	0.7%

Technology

Apple	4.50% due 02/23/2036	350,000	380,276	4.1%
Intel	4.00% due 12/15/2032	360,000	377,138	4.1%
Microsoft	4.20% due 11/03/2035	350,000	370,446	4.0%

		1,060,000	1,127,860	12.2%

Utilities

Entergy Louisiana	5.40% due 11/01/2024	200,000	231,749	2.5%
Florida Power & Light	5.95% due 10/01/2033	100,000	124,864	1.4%
Puget Sound Energy	7.02% due 12/01/2027	237,000	301,652	3.3%

		537,000	658,265	7.2%

Total Coporate Bonds		4,787,000	5,631,524	61.1%

Government Bonds – 11.8%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Foreign Government Bonds

Quebec Canada Yankee	7.125% due 02/09/2024	175,000	219,096	2.4%

		175,000	219,096	2.4%

United States Treasury Bonds

United States Treasury Bond	5.25% due 02/15/2029	170,000	218,842	2.4%
United States Treasury Bond	6.25% due 05/15/2030	75,000	106,758	1.2%
United States Treasury Bond	5.375% due 02/15/2031	400,000	536,859	5.8%

		645,000	862,459	9.4%

Total Government Bonds		820,000	1,081,555	11.8%

Municipal Bonds — 20.8%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

General Obligation

Blaine Co. ID SCD #61 Hailey	5.25% due 08/01/2020	250,000	271,005	2.9%
Dell Rapids SCD 49-3	6.257% due 01/15/2030	200,000	225,296	2.4%
Dupage Co. IL SCD #502	5.50% due 01/01/2026	150,000	158,547	1.7%
Idaho Hsg. & Fin. GARVEE BAB A-2	5.379% due 07/15/2020	180,000	193,743	2.1%
Milan Co. MI Area Schools	6.45% due 05/01/2024	150,000	162,378	1.8%
San Marcos Texas ULTD GO BAB	6.028% due 08/15/2030	200,000	218,568	2.4%
Springville UT GO BAB	5.30% due 05/01/2031	240,000	249,247	2.7%

		1,370,000	1,478,784	16.0%

Revenue

Johnson Co. KS Bldg. Ls./Pr. REV. BAB	4.60% due 09/01/2026	250,000	254,270	2.8%
Oklahoma City Fin. Auth. Ed. Lease Rev.	6.60% due 09/01/2022	160,000	186,251	2.0%

		410,000	440,521	4.8%

Total municipal bonds		1,780,000	1,919,305	20.8%

Total investments	(Cost = $8,389,874)	$7,387,000	8,632,384	93.7%
Other assets (net of liabilities)			584,267	6.3%
Total net assets			$9,216,651	100.0%

Saturna Investment Trust, Sextant Core Fund

Common Stocks — 58.6%	Number of Shares	Market Value	Country¹	Percentage of Assets

Communications

Internet Media
Alphabet, Class A²	200	$168,986	United States	1.7%

Telecom Carriers
China Mobile ADR	3,100	171,306	China	1.7%

		340,292		3.4%

Consumer Discretionary

Airlines
Delta Air Lines	2,500	124,825	United States	1.2%

Home Products Stores
Lowe's	3,000	223,110	United States	2.2%

		347,935		3.4%

Consumer Staples

Beverages
PepsiCo	1,750	193,165	United States	1.9%

Household Products
Procter & Gamble	2,000	182,140	United States	1.8%
Unilever ADR	2,900	137,692	United Kingdom	1.3%
		319,832		3.1%

Packaged Food
Nestle ADR	3,000	221,070	Switzerland	2.2%

		734,067		7.2%

Energy

Exploration & Production
Anadarko Petroleum	1,000	64,650	United States	0.6%
ConocoPhillips	2,000	95,140	United States	0.9%
CNOOC ADS	550	65,280	China	0.6%
Devon Energy	2,300	99,728	United States	1.0%
		324,798		3.1%

Integrated Oils
Total ADR	2,100	104,937	France	1.0%

Oil & Gas Services & Equip
National Oilwell Varco	1,850	74,777	United States	0.8%

		504,512		4.9%

Financials

Banks
Australia & New Zealand Banking ADR	4,000	94,600	Australia	0.9%
Mitsubishi UFJ Financial ADR	15,000	99,750	Japan	1.0%
PNC Bank	1,500	190,845	United States	1.9%
Skandinaviska Enskilda Banken, Class A	7,500	85,892	Sweden	0.8%
Toronto-Dominion Bank	3,500	180,600	Canada	1.8%
		651,687		6.4%

Diversified Banks
JP Morgan Chase	1,000	90,620	United States	0.9%

P&C Insurance
Chubb	690	95,337	Switzerland	1.0%

REITS
Welltower	1,500	105,570	United States	1.0%

		943,214		9.3%

Health Care

Biotech
Amgen	500	88,265	United States	0.9%

Large Pharma
Johnson & Johnson	900	109,989	United States	1.1%
Merck & Co	1,900	125,153	United States	1.2%
Novo Nordisk ADR	2,000	70,660	Denmark	0.7%
Pfizer	3,400	116,008	United States	1.1%
		421,810		4.1%

Life Science Equipment
Abbott Laboratories	2,000	90,160	United States	0.9%

		600,235		5.9%

Industrials

Commercial & Residential Building Equipment & Systems
Honeywell International	1,000	124,500	United States	1.2%
Johnson Controls International	2,300	96,462	United States	1.0%
		220,962		2.2%

Factory Automation Equipment
Sensata Technologies Holding²	1,700	69,785	United States	0.7%

Flow Control Equipment
Parker Hannifin	850	131,614	United States	1.3%

Rail Freight
Canadian National Railway	1,600	111,632	Canada	1.1%

		533,993		5.3%

Materials

Agricultural Chemicals
Syngenta AG ADR	1,000	86,350	Switzerland	0.8%

Basic & Diversified Chemicals
Praxair	1,000	118,710	United States	1.2%

Containers & Packaging
3M	975	181,691	United States	1.8%

Specialty Chemicals
RPM International	3,500	186,515	United States	1.8%

		573,266		5.6%

Technology

Application Software
SAP SE ADR	1,800	167,724	Germany	1.7%

Communications Equipment
Apple	1,500	205,485	United States	2.0%

Computer Hardware & Storage
HP Inc	8,000	138,960	United States	1.4%

Infrastructure Software
Oracle	2,000	85,180	United States	0.8%

Semiconductor Devices
Infineon Technologies ADR	3,700	65,823	Germany	0.6%
NXP Semiconductors[2]	2,400	246,744	Netherlands	2.4%
Xilinx	2,500	147,050	United States	1.5%
		459,617		4.5%

Semiconductor Manufacturing
Taiwan Semiconductor ADR	5,000	157,350	Taiwan	1.6%

		1,214,316		12.0%

Utilities

Integrated Utilities
NextEra Energy	1,250	163,750	United States	1.6%

		163,750		1.6%

Total Common Stocks	115,715	5,955,580		58.6%

Corporate Bonds — 20.8%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Communications

America Movil	5.00% due 03/30/2020	100,000	107,223	1.1%
Bellsouth Capital Funding	7.875% due 02/15/2030	150,000	186,061	1.8%
Vodafone	4.625% due 07/15/2018	200,000	207,080	2.0%

		450,000	500,364	4.9%

Consumer Discretionary

ADT	4.125% due 06/15/2023	150,000	144,375	1.4%
Stanford University	4.013% due 05/01/2042	100,000	106,156	1.1%
Walmart	1.95% due 12/15/2018	100,000	100,969	1.0%

		350,000	351,500	3.5%

Financials

Blackstone Holdings	5.875% due 03/15/2021	100,000	112,146	1.1%
General Electric Capital	5.35% due 04/15/2022	101,000	112,574	1.1%
HSBC Holdings	4.25% due 03/14/2024	150,000	152,701	1.5%
Jefferies Group	5.125% due 04/13/2018	200,000	206,843	2.0%
PartnerRe Finance	5.50% due 06/01/2020	100,000	109,615	1.1%

		651,000	693,879	6.8%

Health Care

Becton Dickinson	3.125% due 11/08/2021	100,000	102,414	1.0%
Gilead Sciences Inc.	3.70% due 04/01/2024	250,000	257,192	2.5%

		350,000	359,606	3.5%

Materials

Air Products & Chemicals	4.375% due 08/21/2019	100,000	106,237	1.1%

		100,000	106,237	1.1%

Technology

Cisco Systems	2.90% due 03/04/2021	100,000	102,731	1.0%

		100,000	102,731	1.0%

Total Corporate Bonds		2,001,000	2,114,317	20.8%

Government Bonds — 6.4%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Foreign Government Bonds

Government of Mexico	4.00% due 10/02/2023	100,000	102,400	1.0%
New Zealand Government	5.50% due 04/15/2023	100,000	82,700	0.8%
Republic of Chile	3.875% due 08/05/2020	200,000	211,720	2.1%

		400,000	396,820	3.9%

United States Treasury Notes

United States Treasury Note	2.00% due 11/30/2022	250,000	249,443	2.5%

		250,000	249,443	2.5%

Total Government Bonds		650,000	646,263	6.4%

Municipal Bonds — 5.5%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

General Obligation

City of Phoenix AZ	5.269% due 07/01/2034	100,000	117,513	1.1%
Lake Washington SCD #414 WA BAB	4.906% due 12/01/2027	100,000	108,177	1.1%
Skagit SCD #1	4.613% due 12/01/2022	100,000	108,597	1.1%

		300,000	334,287	3.3%

Revenue Bonds

New York City Housing Dev. Corp	2.65% due 05/01/2021	100,000	100,078	1.0%
Tacoma WA Elec. Sys. Revenue	5.966% due 01/01/2035	100,000	121,935	1.2%

		200,000	222,013	2.2%

Total Municipal Bonds		$500,000	556,300	5.5%

Total investments	(Cost = $8,057,653)		9,272,460	91.3%
Other assets (net of liabilities)			880,506	8.7%
Total net assets			$10,152,966	100.0%
(1) Country of domicile (2) Non-income producing security ADS: American Depositary Share ADR: American Depositary Receipt

Saturna Investment Trust, Sextant Global High Income Fund

Common Stocks — 42.3%	Number of Shares	Market Value	Country¹	Percentage of Assets

Communications

Telecom Carriers
Orange ADR	10,000	$150,500	France	1.9%
SK Telecom ADR	6,200	140,120	South Korea	1.7%

		290,620		3.6%

Energy

Exploration & Production
CNOOC ADS	1,400	166,166	China	2.1%
Goodrich Petroleum[2]	138	1,877	United States	0%³
		168,043		2.1%

Integrated Oils
Royal Dutch Shell ADR, Class A	3,000	155,670	Netherlands	1.9%
Statoil ADR	10,000	176,000	Norway	2.2%
Total ADR	3,800	189,886	France	2.4%
		521,556		6.5%

Oil & Gas Services & Equip
National Oilwell Varco	4,200	169,764	United States	2.1%

		859,363		10.7%

Financials

Banks
Skandinaviska Enskilda Banken, Class A	13,000	148,879	Sweden	1.9%

Diversified Banks
Itau Unibanco Holding ADR, Class A	22,000	281,380	Brazil	3.5%

Private Equity
Apollo Global Management, Class A²	9,000	204,660	United States	2.5%

		634,919		7.9%

Health Care

Large Pharma
GlaxoSmithKline ADR	3,100	128,588	United Kingdom	1.6%
Novartis ADR	1,900	148,523	Switzerland	1.8%

		277,111		3.4%

Industrials

Infrastructure Construction
CCR	30,000	169,260	Brazil	2.1%
Hopewell Highway Infrastructure	325,000	171,168	China	2.1%

		340,428		4.2%

Materials

Agricultural Chemicals
Potash Corp of Saskatchewan	8,000	139,440	Canada	1.7%

Base Metals
South 32 ADR	19,000	181,070	Australia	2.3%

Steel Raw Material Suppliers
BHP Billiton ADR	6,000	226,920	Australia	2.8%

		547,430		6.8%

Technology

Semiconductor Devices
HP	10,000	173,700	United States	2.1%
Microchip Technology	4,000	290,080	United States	3.6%

		463,780		5.7%

Total Common Stock		3,413,651		42.3%

Corporate Bonds — 34.7%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Communications

Puget Sound Energy	6.974% due 06/01/2067	$200,000	$183,000	United States	2.3%
T-Mobile	6.50% due 01/15/2026	250,000	274,688	United States	3.4%

		450,000	457,688		5.7%

Consumer Discretionary

ADT	4.125% due 06/15/2023	150,000	144,375	United States	1.8%
GAP	5.95% due 04/12/2021	100,000	106,685	United States	1.3%
Rent-A-Center	6.625% due 11/15/2020	200,000	176,250	United States	2.2%

		450,000	427,310		5.3%

Consumer Staples

Grupo Bimbo	4.875% due 06/27/2044	200,000	188,070	Mexico	2.3%

		200,000	188,070		2.3%

Energy

Petrobras International Finance	6.875% due 01/20/2040	50,000	73,400	Brazil	0.9%
Petrobras International Finance	6.75% due 01/27/2041	80,000	46,327	Brazil	0.6%

		130,000	119,727		1.5%

Financials

Jefferies Group	5.125% due 01/20/2023	250,000	266,226	United States	3.3%
Royal Bank of Scotland	6.125% due 12/15/2022	200,000	212,788	United Kingdom	2.6%

		450,000	479,014		5.9%

Health Care

Tenet Health Care	8.125% due 04/01/2022	200,000	209,500	United States	2.6%

		200,000	209,500		2.6%

Industrials

Burlington Northern Santa Fe	5.05% due 03/01/2041	200,000	227,019	United States	2.8%

		200,000	227,019		2.8%

Materials

Allegheny Technologies	7.875% due 08/15/2023	150,000	154,875	United States	1.9%
AngloGold Ashanti Holdings	5.375% due 04/15/2020	100,000	105,000	South Africa	1.3%

		250,000	259,875		3.2%

Technology

Hewlett Packard	4.65% due 12/09/2021	100,000	107,158	United States	1.4%
Nokia	5.375% due 05/15/2019	199,750	211,235	Finland	2.6%

		299,750	318,393		4.0%

Utilities

Iberdrola International	5.75% due 02/27/2049	100,000	111,330	Spain	1.4%

		100,000	111,330		1.4%

Total Corporate Bonds		2,729,750	2,797,926		34.7%

Government Bonds — 9.2%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Foreign Government Bonds

Colombia Republic	8.375% due 02/15/2027	125,000	150,562	Colombia	1.9%
Federal Republic of Brazil	8.50% due 01/05/2024	750,000	226,615	Brazil	2.8%
Mexico Bonos Desarrollo	6.50% due 06/10/2021	MXN 60,000	293,432	Mexico	3.6%
Republic of South Africa	8.25% due 09/15/2017	ZAR 900,000	68,888	South Africa	0.9%

			739,497		9.2%

Municipal Bonds — 3.3%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Revenue

Colony TX Local Development	7.00% due 10/01/2027	100,000	103,131	United States	1.3%
Colony TX Local Development	7.625% due 10/01/2042	50,000	49,259	United States	0.6%
Colony TX NFM Sales Tax Revenue	7.25% due 10/01/2033	50,000	48,237	United States	0.6%
Puerto Rico Aqueduct & Sewer	5.00% due 07/01/2019	85,000	68,429	Puerto Rico	0.8%

		285,000	269,056		3.3%

Warrants — 0.0%	Number of Shares	Market Value		Country¹	Percentage of Assets

Energy

Exploration & Production
Goodrich Petroleum Warrants²	1,475	$-		United States	0.0%

		$-			0.0%

Total investments	(Cost = $7,038,782)	7,220,130			89.5%
Other assets (net of liabilities)		844,202			10.5%
Total net assets		$8,064,332			100.0%
¹ Country of domicile ² Non-income producing ³ Less than 0.05% ADS: American Depositary Share ADR: American Depositary Receipt

Saturna Investment Trust, Sextant Growth Fund

Common Stock — 92.4%	Number of Shares	Market Value	Percentage of Assets

Communications

Internet Media
Alphabet, Class A¹	1,998	1,688,170	4.6%
Facebook, Class A¹	12,984	1,759,851	4.8%

		3,448,021	9.4%

Consumer Discretionary

Airlines
Alaska Air	7,422	726,020	2.0%

Apparel, Footwear & Accessory Design
Nike, Class B	24,510	1,400,992	3.8%
VF	6,500	340,925	1.0%
		1,741,917	4.8%

Auto Parts
Harman International Industries	10,000	1,116,200	3.0%

E-Commerce Discretionary
Amazon.com¹	1,529	1,292,066	3.5%

Home Improvement
Stanley Black & Decker	9,984	1,269,466	3.5%

Home Products Stores
Home Depot	6,264	907,716	2.5%
Lowe's	11,000	818,070	2.2%
		1,725,786	4.7%

Other Commercial Services
Ecolab	9,230	1,144,243	3.1%

Restaurants
Starbucks	27,758	1,578,597	4.3%

Specialty Apparel Stores
TJX Companies	23,847	1,870,797	5.1%

		12,465,092	34.0%

Consumer Staples

Food & Drug Stores
CVS Health	12,709	1,024,091	2.8%

Mass Merchants
Costco Wholesale	6,243	1,106,135	3.0%

		2,130,226	5.8%

Financials

Consumer Finance
FLEETCOR Technologies¹	6,600	1,122,000	3.0%
Mastercard, Class A	8,914	984,640	2.7%
		2,106,640	5.7%

Diversified Banks
JP Morgan Chase	14,016	1,270,130	3.5%

		3,376,770	9.2%

Health Care

Biotech
Amgen	5,267	929,784	2.5%
Celgene¹	9,000	1,111,590	3.0%
		2,041,374	5.5%

Large Pharma
Bristol-Myers Squibb	11,000	623,810	1.7%

Life Science Equipment
Abbott Laboratories	20,799	937,619	2.6%

Medical Devices
Edwards Lifesciences¹	9,200	865,168	2.4%
Stryker	3,000	385,680	1.0%
		1,250,848	3.4%

		4,853,651	13.2%

Industrials

Building Sub Contractors
EMCOR	6,895	423,905	1.2%

Commercial & Residential Building Equipment & Sys
Johnson Controls International	16,714	700,985	1.9%

		1,124,890	3.1%

Materials

Specialty Chemicals
Ashland	3,037	366,444	1.0%
RPM International	23,400	1,246,986	3.4%

		1,613,430	4.4%

Technology

Application Software
Adobe Systems¹	11,000	1,301,740	3.6%

Communications Equipment
Apple	17,220	2,358,968	6.4%

Infrastructure Software
Microsoft	18,920	1,210,502	3.3%

		4,871,210	13.3%

Total investments	(Cost = $22,137,053)	33,883,290	92.4%
Other assets (net of liabilities)		2,782,502	7.6%
Total net assets		$36,665,792	100.0%
¹ Non income producing security

Saturna Investment Trust, Sextant International Fund

Common Stocks — 94.6%	Number of Shares	Market Value	Country¹	Percentage of Assets

Communications

Telecom Carriers
BCE	50,000	$2,182,000	Canada	3.4%
SK Telecom ADR	30,000	678,000	South Korea	1.0%
Telus	50,000	1,626,500	Canada	2.5%

		4,486,500		6.9%

Consumer Discretionary

Airlines
Copa Holdings, Class A	30,000	3,194,700	Panama	4.9%

Automobiles
Toyota Motor ADR	20,000	2,263,000	Japan	3.5%

E-Commerce Discretionary
MercadoLibre	10,000	2,108,700	Argentina	3.2%

Lodging
Belmond, Class A²	222,800	2,885,260	Bermuda	4.4%

		10,451,660		16.0%

Consumer Staples

Beverages
Fomento Economico Mexico ADR	30,000	2,416,200	Mexico	3.7%

Food & Drug Stores
Carrefour ADR	170,000	816,000	France	1.2%

Household Products
Unilever ADR	75,000	3,561,000	United Kingdom	5.5%

		6,793,200		10.4%

Energy

Integrated Oils
Statoil ADR	60,000	1,056,000	Norway	1.6%
Total ADR	45,000	2,248,650	France	3.5%

		3,304,650		5.1%

Financials

Banks
Australia & New Zealand Banking Group ADR	80,000	1,892,000	Australia	2.9%
Toronto-Dominion Bank	80,000	4,128,000	Canada	6.4%
		6,020,000		9.3%

Diversified Banks
Mitsubishi UFJ Financial Group ADR	200,000	1,330,000	Japan	2.0%

		7,350,000		11.3%

Health Care

Health Care Supply Chain
Sinopharm Group	250,000	1,156,172	China	1.8%

Large Pharma
Novartis ADR	40,000	3,126,800	Switzerland	4.8%
Novo Nordisk ADR	50,000	1,766,500	Denmark	2.7%
		4,893,300		7.5%

Medical Equipment
Koninklijke Philips ADR	21,368	647,237	Netherlands	1.0%

Specialty Pharma
Shire ADR	10,000	1,807,000	Ireland	2.8%

		8,503,709		13.1%

Materials

Agricultural Chemicals
Potash Corp of Saskatchewan	39,000	679,770	Canada	1.1%

Specialty Chemicals
BASF ADR	40,000	3,727,600	Germany	5.7%

		4,407,370		6.8%

Technology

Application Software
Dassault Systemes ADR	40,000	3,236,000	France	5.0%
NICE Systems ADR	50,000	3,412,500	Israel	5.2%
		6,648,500		10.2%

Information Services
Wolters Kluwer	100,000	4,111,019	Netherlands	6.3%

Semiconductor Manufacturing
ASML	42,350	5,153,571	Netherlands	7.9%

		15,913,090		24.4%

Utilities

Utility Networks
Korea Electric Power ADR	20,000	379,600	South Korea	0.6%

		379,600		0.6%

Total investments	(Cost = $37,278,659)	61,589,779		94.6%
Other assets (net of liabilities)		3,545,044		5.4%
Total net assets		$65,134,823		100.0%
¹ Country of domicile unless otherwise indicated ² Non-income producing security ADR: American Depositary Receipt

Saturna Investment Trust, Saturna Sustainable Equity Fund

Common Stocks – 93.3%	Number of Shares	Market Value	Country¹	Percentage of Assets

Communications

Internet Media
Alphabet, Class A²	122	$103,082	United States	2.6%

Telecom Carriers
China Mobile	6,000	66,184	Hong Kong	1.7%

		169,266		4.3%

Consumer Discretionary

Apparel, Footwear & Accessory Design
Nike, Class B	1,558	89,055	United States	2.3%
Samsonite International	24,900	75,665	Hong Kong	2.0%
		164,720		4.3%

Auto Parts
Valeo	1,400	86,477	France	2.2%

Automobiles
Toyota Motor ADR	1,000	113,150	Japan	2.9%

Home Products Stores
Home Depot	850	123,174	United States	3.2%

Other Commercial Services
Ecolab	723	89,630	United States	2.3%

Restaurants
Starbucks	1,713	97,418	United States	2.5%

Specialty Apparel Stores
TJX Companies	1,500	117,675	United States	3.0%

		792,244		20.4%

Consumer Staples

Household Products
Church & Dwight	2,400	119,616	United States	3.1%
Kimberly-Clark de Mexico, Class A	53,000	100,110	Mexico	2.5%
Unilever	2,700	127,791	Netherlands	3.3%

		347,517		8.9%

Energy

Renewable Energy Equipment
Vestas Wind Systems	900	66,853	Denmark	1.7%

		66,853		1.7%

Financials

Banks
Toronto-Dominion Bank	2,800	144,480	Canada	3.7%

Consumer Finance
Mastercard, Class A	824	91,019	United States	2.3%

Life Insurance
AIA Group	11,600	73,223	Hong Kong	1.9%

P&C Insurance
Chubb	700	96,719	Switzerland	2.5%

Wealth Management
Ashmore Group	26,000	115,070	United Kingdom	3.0%

		520,511		13.4%

Health Care

Health Care Facilities
Ramsay Health Care	2,308	123,694	Australia	3.2%

Large Pharma
Novo Nordisk ADR	1,569	55,433	Denmark	1.4%

Medical Equipment
Koninklijke Philips ADR	3,500	106,015	Netherlands	2.7%

		285,142		7.3%

Industrials

Electrical Components
Murata Manufacturing	1,000	144,226	Japan	3.7%
Siemens ADR	500	65,000	Germany	1.7%
TE Connectivity	351	26,139	Switzerland	0.7%

		235,365		6.1%

Materials

Agricultural Chemicals
Potash Corp of Saskatchewan	5,000	87,150	Canada	2.2%

Containers & Packaging
3M	700	130,445	United States	3.4%

Specialty Chemicals
Johnson Matthey	2,000	76,269	United Kingdom	2.0%

		293,864		7.6%

Technology

Application Software
Adobe Systems²	1,000	118,340	United States	3.1%
Dassault Systemes ADR	1,500	121,350	France	3.1%
		239,690		6.2%

Communications Equipment
Apple	1,000	136,990	United States	3.5%

Infrastructure Software
Microsoft	1,438	92,003	United States	2.4%

IT Services
Accenture, Class A	900	110,250	Ireland	2.8%

Semiconductor Devices
NXP Semiconductors²	1,300	133,653	Netherlands	3.4%

Semiconductor Manufacturing
Taiwan Semiconductor ADR	6,500	204,555	Taiwan	5.3%

		917,141		23.6%

Total investments	(Cost = $3,326,947)	3,627,903		93.3%
Other assets (net of liabilities)		258,655		6.7%
Total net assets		$3,886,558		100.0%
(1) Country of domicile (2) Non-income producing security ADR: American Depositary Receipt

Saturna Investment Trust, Saturna Sustainable Bond Fund

Asset-Backed Securities – 1.0%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Asset-Backed Securities

CRART 2014-3 C	3.61% due 06/17/2021	$100,000	$100,691	United States	1.0%

		100,000	100,691		1.0%

Corporate Bonds – 85.3%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Communications

America Movil²	6.00% due 06/09/2019	MXN 8,000,000	381,335	Mexico	3.9%
Puget Sound Energy	6.974% due 06/01/2067	300,000	274,500	United States	2.8%
Telecom Italia	7.175% due 06/18/2019	300,000	329,063	Luxembourg	3.4%
Vodafone Group	4.375% due 03/16/2021	250,000	266,857	United Kingdom	2.8%

			1,251,755		12.9%

Consumer Discretionary

Aramark Services	5.125% due 01/15/2024	200,000	209,520	United States	2.2%
Barry Callebaut³	5.50% due 06/15/2023	200,000	214,391	Belgium	2.2%
BMW Finance	2.75% due 04/25/2019	NOK 2,000,000	246,461	Netherlands	2.5%
BMW US Capital	2.75% due 12/02/2019	AUD 200,000	152,807	United States	1.6%
Danone³	2.077% due 11/02/2021	200,000	194,298	France	2.0%
Nemak²	5.50% due 02/28/2023	250,000	255,000	Mexico	2.6%
Starbucks	2.10% due 02/04/2021	100,000	100,064	United States	1.0%
Toyota Motor Credit	2.75% due 02/05/2028	100,000	96,603	Japan	1.0%
Toyota Motor Credit	3.00% due 03/20/2030	200,000	195,701	Japan	2.0%

			1,664,845		17.1%

Consumer Staples

BRF²	3.95% due 05/22/2023	450,000	443,250	Brazil	4.5%
Nestle Holdings	2.75% due 04/15/2020	NOK 2,000,000	249,629	Switzerland	2.6%

			692,879		7.1%

Energy

NextEra Energy Capital	6.65% due 06/15/2067	525,000	464,887	United States	4.8%

		525,000	464,887		4.8%

Financials

Bancolombia	5.95% due 06/03/2021	400,000	437,800	Colombia	4.5%
Canadian Imperial Bank	3.42% due 01/26/2026	CAD 500,000	389,847	Canada	4.0%
Chubb	6.375% due 04/15/2037	480,000	465,600	Switzerland	4.8%
MSCI²	5.75% due 08/15/2025	250,000	266,250	United States	2.7%
Sun Life Financial	5.59% due 01/30/2023	CAD 350,000	273,370	Canada	2.8%
Westpac Banking	4.625% due 06/01/2018	110,000	113,830	Australia	1.2%

			1,946,697		20.0%

Health Care

Koninklijke Philips	3.75% due 03/15/2022	327,000	341,007	Netherlands	3.5%
Sanofi	4.00% due 03/29/2021	250,000	265,671	France	2.7%

		577,000	606,678		6.2%

Industrials

Ingersoll-Rand	2.625% due 05/01/2020	300,000	301,809	Luxembourg	3.1%

		300,000	301,809		3.1%

Technology

Apple²	2.65% due 06/10/2020	AUD 250,000	191,376	United States	2.0%
Apple	3.60% due 06/10/2026	AUD 300,000	226,597	United States	2.3%
Flextronics International	4.625% due 02/15/2020	325,000	341,696	Singapore	3.5%
Nokia	5.375% due 05/15/2019	350,000	370,125	Finland	3.8%
Seagate HDD Cayman	3.75% due 11/15/2018	100,000	103,075	Cayman Islands	1.1%

			1,232,869		12.7%

Utilities

United Utilities	4.55% due 06/19/2018	59,000	60,758	United Kingdom	0.6%
United Utilities	5.375% due 02/01/2019	75,000	78,446	United Kingdom	0.8%

		134,000	139,204		1.4%

Total Corporate Bonds			8,301,623		85.3%

Government Bonds – 9.0%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Foreign Government Bonds

Mexico Bonos Desarollo	6.50% due 06/10/2021	MXN 85,000	415,695	Mexico	4.3%
New Zealand Government²	3.00% due 04/15/2020	NZD 500,000	366,017	New Zealand	3.7%

			781,712		8.0%

Government Bond

US Treasury	1.625% due 02/15/2026	100,000	94,078	United States	1.0%

		100,000	94,078		1.0%

Total Government Bonds			875,790		9.0%

Mortgage-Backed Securities – 0.2%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Mortgage-Backed Securities

BOAMS 2004-03 4A1	4.75% due 03/25/2019	15,035	15,099	United States	0.2%

		15,035	15,099		0.2%

Total investments	(Cost = $9,380,736)		9,293,203		95.5%
Other assets (net of liabilities)			438,801		4.5%
Total net assets			$9,732,004		100.0%

(1) Country of risk

(2)Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At February 28, 2017, the aggregate value of these securities was $1,903,228 representing 19.6% of net assets.

(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At February 28, 2017, the net value of these securities was $408,689 representing 4.2% of net assets.

Saturna Investment Trust, Idaho Tax-Exempt Fund

Tax-Exempt Municipal Bonds — 94.5%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Financial Services

Idaho Bond Bank Authority	4.00% due 09/15/2019	$90,000	$94,000	0.6%
Idaho Bond Bank Authority	4.00% due 09/15/2032	405,000	426,303	2.5%
Idaho Housing & Finance Association Revenue	3.00% due 07/01/2036	550,000	498,932	3.0%

		1,045,000	1,019,235	6.1%

General Obligation

Ada & Canyon Cos. ID JSD #2 Meridian	5.00% due 08/15/2032	325,000	372,411	2.2%
Ada & Canyon Cos. ID JSD #3 Kuna	5.00% due 09/15/2019	240,000	250,200	1.5%
Ada & Canyon Cos. ID JSD #3 Kuna	4.00% due 08/15/2022	400,000	445,484	2.7%
Ada & Canyon Cos. ID JSD #3 Kuna	4.00% due 09/15/2027	100,000	113,122	0.7%
Adams & Washington Cos. ID JSD #432	4.00% due 08/15/2019	100,000	101,420	0.6%
Bingham Co. ID SCD #52 Snake HS	4.00% due 09/01/2020	250,000	261,478	1.6%
Bingham Co. ID SCD #52 Snake HS	4.00% due 09/01/2027	200,000	209,182	1.3%
Blaine Co. ID Series A	4.05% due 08/01/2023	150,000	152,058	0.9%
Bonneville & Bingham Cos. ID JSD #93	5.00% due 09/15/2029	250,000	291,665	1.7%
Bonneville & Bingham Cos. ID JSD #93	4.00% due 09/15/2030	275,000	295,716	1.8%
Bonneville & Bingham Cos. ID JSD #93	5.00% due 09/15/2031	200,000	232,646	1.4%
Bonneville Co. ID SCD #91	4.00% due 09/15/2026	50,000	54,801	0.3%
Bonneville Co. ID SCD #91	3.75% due 09/15/2032	285,000	297,745	1.8%
Boundary Co. ID SCD #101	4.00% due 08/15/2021	240,000	243,235	1.5%
Canyon Co. ID SCD #134 Middleton	4.00% due 09/15/2028	400,000	431,476	2.6%
Canyon Co. ID SCD #135 Notus	3.25% due 09/15/2031	290,000	295,641	1.8%
Canyon Co. ID SCD #135 Notus	3.25% due 09/15/2032	170,000	172,281	1.0%
Canyon Co. ID SCD #139 Vallivue	5.00% due 09/15/2024	260,000	302,884	1.8%
Cassia, Oneida, & Twin Falls Cos. ID JSD #151	3.375% due 09/15/2034	160,000	153,734	0.9%
Fremont & Madison Cos. ID JSD #215	4.00% due 08/15/2019	200,000	206,044	1.2%
Fremont & Madison Cos. ID JSD #215	4.125% due 08/15/2024	130,000	134,082	0.8%
Jefferson & Madison Cos. ID JSD #251 Rigby	4.25% due 09/01/2024	100,000	103,400	0.6%
Kootenai Co. ID SCD #271 CDA	4.00% due 09/15/2025	165,000	183,668	1.1%
Kootenai Co. ID SCD #273	4.00% due 08/15/2031	265,000	281,796	1.7%
Kootenai-Shoshone ID Area Libraries	4.25% due 08/01/2021	220,000	223,062	1.3%
Latah Co. ID SCD #281 Moscow Series B	4.00% due 08/15/2027	100,000	112,367	0.7%
Latah Co. ID SCD #281 Moscow Series B	4.00% due 08/15/2028	200,000	223,192	1.3%
Latah, Nez Perce, & Clearwater Cos. ID JSD #283	4.50% due 08/15/2027	190,000	194,419	1.2%
Owyhee & Elmore Cos. ID JSD #365	4.00% due 08/15/2027	350,000	358,222	2.1%
Twin Falls & Gooding Cos. ID JSD #412	4.125% due 09/01/2023	100,000	111,599	0.7%
Twin Falls Co. ID SCD #411 Series A	4.25% due 09/15/2031	100,000	108,653	0.7%
Twin Falls Co. ID SCD #411	4.00% due 09/15/2027	170,000	186,308	1.1%
Twin Falls Co. ID SCD #411	4.25% due 09/15/2030	300,000	327,228	2.0%
Twin Falls Co. ID SCD #411	4.75% due 09/15/2039	200,000	219,202	1.3%
Twin Falls Co. ID SCD #414 Kimberly	5.00% due 09/15/2031	470,000	563,380	3.4%
Valley & Adams Cos. ID JSD #421	3.00% due 08/01/2026	220,000	221,311	1.3%

		7,825,000	8,435,112	50.6%

Medical/Hospitals

Idaho Health Facility Revenue St. Luke's	6.75% due 11/01/2037	200,000	215,576	1.3%
Idaho Health Facility Revenue Trinity Health Group	6.00% due 12/01/2023	200,000	217,100	1.3%
Idaho Health Facility Revenue Trinity Health Group	3.25% due 12/01/2028	300,000	300,636	1.8%
Idaho Health Facility Revenue Trinity Health Group	6.25% due 12/01/2033	115,000	125,328	0.8%

		815,000	858,640	5.2%

Municipal Leases

Nez Perce Co. ID COPS	4.50% due 02/01/2021	150,000	150,357	0.9%

		150,000	150,357	0.9%

Pollution Control

Caldwell ID Sewer Revenue	4.50% due 09/01/2019	100,000	107,932	0.7%
Idaho Bond Bank Authority	4.30% due 09/01/2022	135,000	135,297	0.8%
Idaho Bond Bank Authority (Defeasement)	4.125% due 09/15/2023	55,000	55,995	0.3%
Idaho Bond Bank Authority (Undefeased)	4.125% due 09/15/2023	20,000	20,307	0.1%
Moscow ID Sewer Revenue	4.45% due 05/01/2028	200,000	206,364	1.3%

		510,000	525,895	3.2%

Power Generation

Idaho Falls ID Electric Revenue	6.75% due 04/01/2019	40,000	41,196	0.2%

		40,000	41,196	0.2%

Real Estate

Boise City Urban Renewal Agency Revenue	5.00% due 12/15/2032	300,000	338,052	2.0%
Idaho State Building Authority Revenue	5.00% due 09/01/2031	200,000	230,960	1.4%
Idaho State Building Authority Revenue	5.00% due 09/01/2032	400,000	461,472	2.8%
Post Falls ID LID SPA	5.00% due 05/01/2021	90,000	90,020	0.5%

		990,000	1,120,504	6.7%

State Education

Boise State University ID Revenue	4.50% due 04/01/2027	250,000	250,753	1.5%
Boise State University ID Revenue	5.00% due 04/01/2032	160,000	183,072	1.1%
Idaho State University Revenue	4.00% due 04/01/2027	170,000	189,423	1.1%
Idaho State University Revenue	4.00% due 04/01/2030	245,000	267,802	1.6%
Idaho State University Revenue	3.00% due 04/01/2031	250,000	241,330	1.5%
Idaho State University Revenue	3.00% due 04/01/2032	160,000	152,678	0.9%
North Idaho College Dormitory Revenue	4.00% due 11/01/2030	285,000	305,688	1.8%
University of Idaho Revenue	5.00% due 04/01/2028	225,000	246,744	1.5%
University of Idaho Revenue	5.00% due 04/01/2032	455,000	512,621	3.1%

		2,200,000	2,350,111	14.1%

Transportation

Boise ID Airport Parking Facility Revenue	3.00% due 09/01/2028	210,000	204,210	1.2%
Idaho Housing & Finance Association Revenue	4.60% due 07/15/2023	250,000	260,545	1.6%
Idaho Housing & Finance Association Revenue	5.00% due 07/15/2027	50,000	53,968	0.3%

		510,000	518,723	3.1%

Water Supply

Chubbuck ID Water Revenue	4.00% due 09/01/2025	155,000	167,775	1.0%
Idaho Bond Bank Authority	4.00% due 09/15/2024	100,000	101,457	0.6%
Pocatello ID Water Revenue	4.50% due 02/01/2024	100,000	102,888	0.6%
Pocatello ID Water Revenue	4.75% due 02/01/2026	350,000	360,864	2.2%

		705,000	732,984	4.4%

Total investments	(Cost = $15,623,190)	$14,790,000	15,752,757	94.5%
Other assets (net of liabilities)			920,181	5.5%
Total net assets			$16,672,938	100.0%

Notes to Schedule of Investments (unaudited)

1. Organization:

Saturna Investment Trust (the "Trust") was established under Washington State Law as a business trust on February 20, 1987.

2. Significant Accounting Policies

a. Security valuation:

Under procedures approved by the Trust's Board of Directors, Saturna Capital, the Trust's investment adviser and administrator, has formed a Pricing Committee to administer the pricing and valuation of portfolio securities, including valuation of securities for which market quotations are not readily available.

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at the latest bid price.

Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.

Fixed-income debt instruments, such as commercial paper, bankers' acceptances and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

b. Fair Value Measurements Disclosure:

Accounting Standards Codification (ASC) 820 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized below.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 — Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Funds' investments carried at value:

Funds	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input	Total
Short-Term Bond
Corporate Bonds¹	$-	$9,159,352	$-	$9,159,352
Government Bonds¹	-	1,245,988	-	1,245,988
Total Assets	$-	$10,405,340	$-	$10,405,340

Bond Income
Corporate Bonds¹	$-	$5,631,524	$-	$5,631,524
Government Bonds¹	-	1,081,555	-	1,081,555
Municipal Bonds¹	-	1,919,305	-	1,919,305
Total Assets	$-	$8,632,384	$-	$8,632,384

Core
Common Stocks
Communications	$340,292	$-	$-	$340,292
Consumer Discretionary	347,935	-	-	347,935
Consumer Staples	734,067	-	-	734,067
Energy	504,512	-	-	504,512
Financials	857,322	85,892	-	943,214
Health Care	600,235	-	-	600,235
Industrials	533,993	-	-	533,993
Materials	573,266	-	-	573,266
Technology	1,214,316	-	-	1,214,316
Utilities	163,750	-	-	163,750
Total Common Stocks	$5,869,688	$85,892	$-	$5,955,580
Corporate Bonds¹	$-	$2,114,317	$-	$2,114,317
Government Bonds¹	$-	$646,263	$-	$646,263
Municipal Bonds¹	$-	$556,300	$-	$556,300
Warrants	$-	$-	$-	$-
Total Assets	$5,869,688	$3,402,772	$-	$9,272,460

Global High Income
Common Stocks
Communications	$290,620	$-	$-	$290,620
Energy	859,363	-	-	859,363
Financials	486,040	148,879	-	634,919
Health Care	277,111	-	-	277,111
Industrials	-	340,428	-	340,428
Materials	547,430	-	-	547,430
Technology	463,780	-	-	463,780
Total Common Stocks	$2,924,344	$489,307	$-	$3,413,651
Corporate Bonds¹	$-	$2,797,926	$-	$2,797,926
Government Bonds¹	$-	$739,497	$-	$739,497
Municipal Bonds¹	$-	$269,056	$-	$269,056
Total Assets	$2,924,344	$4,295,786	$-	$7,220,130

Growth
Common Stocks¹	$33,883,290	$-	$-	$33,883,290
Total Assets	$33,883,290	$-	$-	$33,883,290

International
Common Stocks
Communications	$4,486,500	$-	$-	$4,486,500
Consumer Discretionary	10,451,660	-	-	10,451,660
Consumer Staples	6,793,200	-	-	6,793,200
Energy	3,304,650	-	-	3,304,650
Financials	7,350,000	-	-	7,350,000
Health Care	7,347,537	1,156,172	-	8,503,709
Materials	4,407,370	-	-	4,407,370
Technology	11,802,071	4,111,019	-	15,913,090
Utilities	379,600	-	-	379,600
Total Assets	$56,322,588	$5,267,191	$-	$61,589,779

Sustainable Equity
Common Stocks
Communications	$103,082	$66,184	$-	$169,266
Consumer Discretionary	630,102	162,142	-	792,244
Consumer Staples	247,407	100,110	-	347,517
Energy	-	66,853	-	66,853
Financials	332,218	188,293	-	520,511
Health Care	161,448	123,694	-	285,142
Industrials	91,139	144,226	-	235,365
Materials	217,595	76,269	-	293,864
Technology	917,141	-	-	917,141
Total Assets	$2,700,132	$927,771	$-	$3,627,903

Sustainable Bond
Asset Backed Securities¹	$-	$100,691	$-	$100,691
Corporate Bonds¹	$-	$8,301,623	$-	$8,301,623
Government Bonds¹	$-	$875,790	$-	$875,790
Mortgage Backed Securities¹	$-	$15,099	$-	$15,099
Total Assets	$-	$9,293,203	$-	$9,293,203

Idaho Tax-Exempt
Municipal Bonds¹	$-	$15,752,757	$-	$15,752,757
Total Assets	$-	$15,752,757	$-	$15,752,757

¹ See Schedule of Investments for industry breakout.

During the period ended February 28,2017, no Fund had transfers between Level 1 and Level 2.

Derivative instruments and hedging activities:

The Funds have adopted the financial accounting reporting rules required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure which enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During the fiscal period ended February 28, 2017, the Funds held positions in rights offerings as a result of the initial default distribution payment from the Goodrich Petroleum emergence from bankruptcy on October 12, 2016. Rights offerings are issued to existing shareowners of companies and allow shareowners to purchase additional company shares, generally at a discount to the current market price, prior to a set expiration date. As a result of exercising certain rights offerings, the Funds received warrants. Holders of warrants have the right to purchase additional securities directly from the issuer at a set exercise price, prior to a stated expiration date.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of February 28, 2017, by risk category are as follows:

Global High Income Fund
Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives
Investments in securities, at value	Warrants	$-
Total		$-

Global High Income Fund
Derivatives not designated as hedging instruments	Unrealized Gain
Warrants	$-
Total	$-

Federal Income Taxes:

The aggregate unrealized security gains and losses based on costs of investments for U.S. federal income tax purposes at February 28, 2017, were as follows:

	Short-Term Bond	Bond Income
Cost of investments	$10,422,883	$8,389,874
Gross tax unrealized appreciation	$20,550	$328,414
Gross tax unrealized depreciation	$(38,093)	$(85,904)
Net tax unrealized appreciation (depreciation)	$(17,543)	$242,510

	Core	Global High Income
Cost of investments	$8,057,653	$7,038,782
Gross tax unrealized appreciation	$1,353,718	$643,729
Gross tax unrealized depreciation	$(138,911)	$(462,381)
Net tax unrealized appreciation	$1,214,807	$181,348

	Growth	International
Cost of investments	$22,137,053	$37,278,659
Gross tax unrealized appreciation	$12,182,363	$25,645,704
Gross tax unrealized depreciation	$(436,126)	$(1,334,584)
Net tax unrealized appreciation	$11,746,237	$24,311,120

	Sustainable Equity	Sustainable Bond
Cost of investments	$3,326,947	$9,380,736
Gross tax unrealized appreciation	$394,286	$95,898
Gross tax unrealized depreciation	$(93,330)	$(183,431)
Net tax unrealized appreciation (depreciation)	$300,956	$(87,533)

Idaho Tax-Exempt
Cost of investments		$15,623,190
Gross unrealized appreciation		$291,267
Gross unrealized depreciation		$(161,700)
Net unrealized appreciation		$129,567

Subsequent Events:

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions during the period that materially impacted the amounts or disclosures in the Funds' financial statements.

Item 2. Controls and Procedures

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant's management, including the principal executive officer and the principal financial officer, regarding the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures were effective.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a – 2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President and Chief Executive Officer

Date: April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President and Chief Executive Officer

Date:April 28, 2017

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Chief Financial Officer

Date: April 28, 2017

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